THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
              FILED ON NOVEMBER 13, 2001 PURSUANT TO A REQUEST FOR
           CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
                         EXPIRED ON DECEMBER 31, 2001.

                                  United States
                       Securities and Exchange Commission.
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perry Corp.
Address: 599 Lexington Avenue
         New York, New York 10022

13F File Number: 28-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Randall Borkenstein
Title: Controller
Phone: (212) 583-4000

Signature, Place and Date of Signing:


/s/ Randall Borkenstein             New York, NY     January 9, 2002
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

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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         None.
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $29,334
                                        (thousands)

No. 13F File Number Name

None.
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See attached schedule

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
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                                                                                      Item 6:     Item 7:          Item 8:
Item 1:           Item 2:         Item 3:       Item 4:      Item 5:                Investment                 Voting Authority
                  Title of                   Market Value               SH/  PUT/   ------------------------------------------------
Name of Issuer    Class            CUSIP       In 000's      Quantity   PRN  CALL   Discretion   Managers    Sole    Share    None
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
GALILEO INTL      COMMON STOCK   363547100      29,334       1,413,000  SH             SOLE         N/A   1,413,000    0        0